Details of the Statements of Profit or Loss and Other Comprehensive Income (Loss) - Schedule of Financing Income (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financing Income [Abstract]
Interest income	€ 2,495	€ 2,015	€ 402
Change in fair value of derivatives, net	1,140	251	605
Gain from exchange rate differences, net		6,732	6,041
Total financing income	€ 3,635	€ 8,998	€ 7,048